Equity - Weighted average number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity.
Weighted average number of ordinary shares outstanding - basic (in shares)	2,658,328,369	2,656,981,542	2,656,122,534
TDIRA (in shares)	27,269,551		26,945,386
Free share award plan (in shares)	1,233,198	776,743	720,936
Weighted average number of shares outstanding - diluted (in shares)	2,686,831,119	2,657,758,285	2,683,788,856